Asset Quality (Analysis of Loan Portfolio) (Details) - USD ($)	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	$ 210,833,000,000	[1]	$ 206,696,000,000	[1]	$ 204,817,000,000
Percentage Of Total Loans	100.00%		100.00%
Unearned income, net deferred loan fees, unamortized discounts and premiums, and purchase discounts and premiums	$ 1,300,000,000		$ 1,400,000,000
Current or Less Than 30 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	$ 203,938,000,000		$ 199,183,000,000
Percentage Of Total Loans	96.73%		96.36%
30-59 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	$ 562,000,000		$ 511,000,000
Percentage Of Total Loans	0.27%		0.25%
60-89 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	$ 232,000,000		$ 248,000,000
Percentage Of Total Loans	0.11%		0.12%
90 Days or More Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	$ 782,000,000		$ 881,000,000
Percentage Of Total Loans	0.37%		0.43%
Total Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	$ 1,576,000,000		$ 1,640,000,000
Percentage Of Total Loans	0.75%		0.80%
Nonperforming Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	$ 2,144,000,000		$ 2,126,000,000
Percentage Of Total Loans	1.02%		1.03%
Fair Value Option Nonaccrual Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	$ 219,000,000		$ 225,000,000
Percentage Of Total Loans	0.10%		0.11%
Purchased Impaired Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	$ 2,956,000,000		$ 3,522,000,000
Percentage Of Total Loans	1.40%		1.70%
Total commercial lending [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	$ 137,955,000,000		$ 133,544,000,000		128,368,000,000
Total commercial lending [Member] | Current or Less Than 30 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	137,014,000,000		132,649,000,000
Total commercial lending [Member] | 30-59 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	115,000,000		98,000,000
Total commercial lending [Member] | 60-89 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	23,000,000		38,000,000
Total commercial lending [Member] | 90 Days or More Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	39,000,000		45,000,000
Total commercial lending [Member] | Total Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	177,000,000		181,000,000
Total commercial lending [Member] | Nonperforming Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	655,000,000		545,000,000
Total commercial lending [Member] | Purchased Impaired Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	109,000,000		169,000,000
Total consumer lending [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	72,878,000,000		73,152,000,000		$ 76,449,000,000
Total consumer lending [Member] | Current or Less Than 30 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	66,924,000,000		66,534,000,000
Total consumer lending [Member] | 30-59 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	447,000,000		413,000,000
Total consumer lending [Member] | 60-89 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	209,000,000		210,000,000
Total consumer lending [Member] | 90 Days or More Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	743,000,000		836,000,000
Total consumer lending [Member] | Total Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	1,399,000,000		1,459,000,000
Total consumer lending [Member] | Nonperforming Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	1,489,000,000		1,581,000,000
Total consumer lending [Member] | Fair Value Option Nonaccrual Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	219,000,000		225,000,000
Total consumer lending [Member] | Purchased Impaired Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	2,847,000,000		3,353,000,000
Commercial [Member] | Total commercial lending [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	101,364,000,000		98,608,000,000
Commercial [Member] | Total commercial lending [Member] | Current or Less Than 30 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	100,710,000,000		98,075,000,000
Commercial [Member] | Total commercial lending [Member] | 30-59 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	81,000,000		69,000,000
Commercial [Member] | Total commercial lending [Member] | 60-89 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	20,000,000		32,000,000
Commercial [Member] | Total commercial lending [Member] | 90 Days or More Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	39,000,000		45,000,000
Commercial [Member] | Total commercial lending [Member] | Total Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	140,000,000		146,000,000
Commercial [Member] | Total commercial lending [Member] | Nonperforming Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	496,000,000		351,000,000
Commercial [Member] | Total commercial lending [Member] | Purchased Impaired Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	18,000,000		36,000,000
Commercial Real Estate [Member] | Total commercial lending [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	29,010,000,000		27,468,000,000
Commercial Real Estate [Member] | Total commercial lending [Member] | Current or Less Than 30 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	28,769,000,000		27,134,000,000
Commercial Real Estate [Member] | Total commercial lending [Member] | 30-59 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	5,000,000		10,000,000
Commercial Real Estate [Member] | Total commercial lending [Member] | 60-89 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	2,000,000		4,000,000
Commercial Real Estate [Member] | Total commercial lending [Member] | Total Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	7,000,000		14,000,000
Commercial Real Estate [Member] | Total commercial lending [Member] | Nonperforming Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	143,000,000		187,000,000
Commercial Real Estate [Member] | Total commercial lending [Member] | Purchased Impaired Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	91,000,000		133,000,000
Equipment Lease Financing [Member] | Total commercial lending [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	7,581,000,000		7,468,000,000
Equipment Lease Financing [Member] | Total commercial lending [Member] | Current or Less Than 30 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	7,535,000,000		7,440,000,000
Equipment Lease Financing [Member] | Total commercial lending [Member] | 30-59 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	29,000,000		19,000,000
Equipment Lease Financing [Member] | Total commercial lending [Member] | 60-89 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	1,000,000		2,000,000
Equipment Lease Financing [Member] | Total commercial lending [Member] | Total Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	30,000,000		21,000,000
Equipment Lease Financing [Member] | Total commercial lending [Member] | Nonperforming Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	16,000,000		7,000,000
Home Equity [Member] | Total consumer lending [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	29,949,000,000		32,133,000,000
Home Equity [Member] | Total consumer lending [Member] | Current or Less Than 30 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	27,820,000,000		29,656,000,000
Home Equity [Member] | Total consumer lending [Member] | 30-59 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	64,000,000		63,000,000
Home Equity [Member] | Total consumer lending [Member] | 60-89 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	30,000,000		30,000,000
Home Equity [Member] | Total consumer lending [Member] | Total Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	94,000,000		93,000,000
Home Equity [Member] | Total consumer lending [Member] | Nonperforming Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	914,000,000		977,000,000
Home Equity [Member] | Total consumer lending [Member] | Purchased Impaired Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	1,121,000,000		1,407,000,000
Residential Real Estate [Member] | Total consumer lending [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	15,598,000,000		14,411,000,000
Residential Real Estate [Member] | Total consumer lending [Member] | Current or Less Than 30 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	12,425,000,000		10,918,000,000
Residential Real Estate [Member] | Total consumer lending [Member] | 30-59 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	159,000,000		142,000,000
Residential Real Estate [Member] | Total consumer lending [Member] | 60-89 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	68,000,000		65,000,000
Residential Real Estate [Member] | Total consumer lending [Member] | 90 Days or More Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	500,000,000		566,000,000
Residential Real Estate [Member] | Total consumer lending [Member] | Total Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	727,000,000		773,000,000
Residential Real Estate [Member] | Total consumer lending [Member] | Total Past Due [Member] | Government Insured or Guaranteed Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	600,000,000		600,000,000
Residential Real Estate [Member] | Total consumer lending [Member] | Nonperforming Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	501,000,000		549,000,000
Residential Real Estate [Member] | Total consumer lending [Member] | Fair Value Option Nonaccrual Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	219,000,000		225,000,000
Residential Real Estate [Member] | Total consumer lending [Member] | Purchased Impaired Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	1,726,000,000		1,946,000,000
Credit Card [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	5,282,000,000		4,862,000,000
Credit Card [Member] | Total consumer lending [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	5,282,000,000		4,862,000,000
Credit Card [Member] | Total consumer lending [Member] | Current or Less Than 30 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	5,187,000,000		4,779,000,000
Credit Card [Member] | Total consumer lending [Member] | 30-59 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	33,000,000		28,000,000
Credit Card [Member] | Total consumer lending [Member] | 60-89 Days Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	21,000,000		19,000,000
Credit Card [Member] | Total consumer lending [Member] | 90 Days or More Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	37,000,000		33,000,000
Credit Card [Member] | Total consumer lending [Member] | Total Past Due [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	91,000,000		80,000,000
Credit Card [Member] | Total consumer lending [Member] | Nonperforming Loans [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	4,000,000		3,000,000
Automobile [Member] | Total consumer lending [Member] | Other Consumer [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	12,380,000,000		11,157,000,000
Automobile [Member] | Total consumer lending [Member] | Current or Less Than 30 Days Past Due [Member] | Other Consumer [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	12,257,000,000		11,067,000,000
Automobile [Member] | Total consumer lending [Member] | 30-59 Days Past Due [Member] | Other Consumer [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	51,000,000		41,000,000
Automobile [Member] | Total consumer lending [Member] | 60-89 Days Past Due [Member] | Other Consumer [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	12,000,000		10,000,000
Automobile [Member] | Total consumer lending [Member] | 90 Days or More Past Due [Member] | Other Consumer [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	5,000,000		4,000,000
Automobile [Member] | Total consumer lending [Member] | Total Past Due [Member] | Other Consumer [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	68,000,000		55,000,000
Automobile [Member] | Total consumer lending [Member] | Nonperforming Loans [Member] | Other Consumer [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	55,000,000		35,000,000
Education and other [Member] | Total consumer lending [Member] | Other Consumer [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	9,669,000,000		10,589,000,000
Education and other [Member] | Total consumer lending [Member] | Current or Less Than 30 Days Past Due [Member] | Other Consumer [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	9,235,000,000		10,114,000,000
Education and other [Member] | Total consumer lending [Member] | 30-59 Days Past Due [Member] | Other Consumer [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	140,000,000		139,000,000
Education and other [Member] | Total consumer lending [Member] | 60-89 Days Past Due [Member] | Other Consumer [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	78,000,000		86,000,000
Education and other [Member] | Total consumer lending [Member] | 90 Days or More Past Due [Member] | Other Consumer [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	201,000,000		233,000,000
Education and other [Member] | Total consumer lending [Member] | Total Past Due [Member] | Other Consumer [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	419,000,000		458,000,000
Education and other [Member] | Total consumer lending [Member] | Total Past Due [Member] | Government Insured or Guaranteed Loans [Member] | Other Consumer [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	400,000,000		400,000,000
Education and other [Member] | Total consumer lending [Member] | Nonperforming Loans [Member] | Other Consumer [Member]
financingreceivablerecordedinvestmentpastduelineitems
Total Loans	$ 15,000,000		$ 17,000,000

[1]
Our consolidated assets included the following for which we have elected the fair value option: Loans held for sale of $2.4 billion, Loans of $.9 billion, and Other assets of $.5 billion at December 31, 2016 and Loans held for sale of $1.5 billion, Loans of $.9 billion, and Other assets of $.7 billion at December 31, 2015.